Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 21, 2016	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Number or new warrants		2
Number of shares repurchased		2,000	31,050
Cost to repurchase shares (in Dollars)		$ 24	$ 359
Percentage of common shares outstanding authorized to be repurchased	5.00%
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares of stock of the company permitted to acquire upon exchange of warrants		283,572
Price of common stock upon exchange of warrants (in Dollars per share)		$ 6.349